Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Operating revenues	$ 656,070	$ 460,023	$ 256,863
Gain (loss) on sale of assets and amortization of deferred gains	260	(312)	300
Other operating income (expenses), net	2,991	3,881	945
Operating expenses
Voyage expenses and commission	162,037	118,929	89,886
Ship operating expenses	151,626	132,198	105,843
Charter hire expenses	92,712	70,673	53,691
Administrative expenses	14,705	12,558	12,728
Provision for uncollectible receivables	0	0	1,800
Impairment loss on vessels	1,080	1,066	985
Depreciation	92,148	78,093	63,433
Total operating expenses	514,308	413,517	328,366
Net operating income (loss)	145,013	50,075	(70,258)
Other income (expenses)
Interest income	7,576	2,207	1,666
Interest expense	(75,108)	(59,840)	(45,511)
Share of results of associated companies, including impairment	512	4,620	(2,523)
Available-for-sale Securities, Gross Realized Gain (Loss)	0	0	(10,050)
Gain (loss) on derivatives	11,165	145	(675)
Gain (loss) on marketable equity securities	(4,043)	0	0
Other financial items	(348)	501	(515)
Net other income (expenses)	(60,246)	(52,367)	(57,608)
Net income (loss) before income taxes	84,767	(2,292)	(127,866)
Income tax expense (credit)	232	56	(155)
Net income (loss)	$ 84,535	$ (2,348)	$ (127,711)
Per share information:
Earnings (loss) per share: basic and diluted (in dollars per share)	$ 0.59	$ (0.02)	$ (1.34)
Time charter revenues
Operating revenues
Operating revenues	$ 331,469	$ 233,007	$ 91,407
Voyage charter revenues
Operating revenues
Operating revenues	322,804	225,769	159,108
Bareboat charter revenues
Operating revenues
Operating revenues	0	0	2,399
Other revenues
Operating revenues
Operating revenues	$ 1,797	$ 1,247	$ 3,949